Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2035 Fund*

Shares	Description	Value (†)
Common Stocks — 45.1% of Net Assets
	Aerospace & Defense — 1.0%
193	AAR Corp.(a)	$10,318
8	Axon Enterprise, Inc.(a)	4,906
487	Boeing Co.(a)	89,238
89	General Electric Co.	17,937
32	L3Harris Technologies, Inc.	7,041
30	Lockheed Martin Corp.	14,332
58	Moog, Inc., Class A	9,700
11	Northrop Grumman Corp.	5,352
145	RTX Corp.	18,289
76	Woodward, Inc.	14,255
		191,368
	Air Freight & Logistics — 0.2%
222	Expeditors International of Washington, Inc.	24,400
26	FedEx Corp.	5,469
152	GXO Logistics, Inc.(a)	5,508
38	United Parcel Service, Inc., Class B	3,621
		38,998
	Automobile Components — 0.3%
606	BorgWarner, Inc.	17,198
491	Magna International, Inc.	17,067
1,064	Mobileye Global, Inc., Class A(a)	15,513
150	Visteon Corp.(a)	11,879
		61,657
	Automobiles — 1.2%
1,415	General Motors Co.	64,014
530	Tesla, Inc.(a)	149,545
71	Thor Industries, Inc.	5,142
		218,701
	Banks — 2.3%
318	Ameris Bancorp	18,635
527	Atlantic Union Bankshares Corp.	14,598
565	Banc of California, Inc.	7,616
1,722	Bank of America Corp.	68,673
1,071	Citigroup, Inc.	73,235
68	Citizens Financial Group, Inc.	2,508
181	East West Bancorp, Inc.	15,485
24	First Citizens BancShares, Inc., Class A	42,699
1,008	First Financial Bancorp	23,335
954	Fulton Financial Corp.	15,913
159	JPMorgan Chase & Co.	38,895
79	PNC Financial Services Group, Inc.	12,694
230	SouthState Corp.	19,959
105	Truist Financial Corp.	4,026
131	U.S. Bancorp	5,285
304	Webster Financial Corp.	14,379
560	Wells Fargo & Co.	39,766
		417,701
	Beverages — 1.0%
48	Boston Beer Co., Inc., Class A(a)	11,798
345	Coca-Cola Co.	25,030
125	Constellation Brands, Inc., Class A	23,442
1,101	Keurig Dr. Pepper, Inc.	38,084
1,197	Monster Beverage Corp.(a)	71,964
154	PepsiCo, Inc.	20,879
		191,197
	Biotechnology — 1.1%
108	AbbVie, Inc.	21,071
198	Alnylam Pharmaceuticals, Inc.(a)	52,122
24	Amgen, Inc.	6,982
Shares	Description	Value (†)
	Biotechnology — continued
159	BioMarin Pharmaceutical, Inc.(a)	$10,127
224	CRISPR Therapeutics AG(a)	8,662
152	Gilead Sciences, Inc.	16,194
162	Halozyme Therapeutics, Inc.(a)	9,950
61	Incyte Corp.(a)	3,822
92	Neurocrine Biosciences, Inc.(a)	9,907
71	Regeneron Pharmaceuticals, Inc.	42,512
26	United Therapeutics Corp.(a)	7,880
9	Vertex Pharmaceuticals, Inc.(a)	4,586
		193,815
	Broadline Retail — 1.4%
119	Alibaba Group Holding Ltd., ADR	14,212
1,228	Amazon.com, Inc.(a)	226,468
65	eBay, Inc.	4,430
73	Ollie's Bargain Outlet Holdings, Inc.(a)	7,746
		252,856
	Building Products — 0.5%
40	Carlisle Cos., Inc.	15,179
80	Carrier Global Corp.	5,003
504	Fortune Brands Innovations, Inc.	27,125
379	Masco Corp.	22,971
99	Owens Corning	14,396
98	Trex Co., Inc.(a)	5,667
		90,341
	Capital Markets — 2.7%
495	Bank of New York Mellon Corp.	39,803
23	BlackRock, Inc.	21,028
870	Carlyle Group, Inc.	33,617
40	Cboe Global Markets, Inc.	8,872
974	Charles Schwab Corp.	79,284
75	CME Group, Inc.	20,781
53	FactSet Research Systems, Inc.	22,908
22	Goldman Sachs Group, Inc.	12,046
403	Intercontinental Exchange, Inc.	67,692
254	Janus Henderson Group PLC	8,435
49	KKR & Co., Inc.	5,599
53	Morgan Stanley	6,117
45	MSCI, Inc.	24,530
508	Nasdaq, Inc.	38,715
28	Northern Trust Corp.	2,631
34	S&P Global, Inc.	17,002
343	SEI Investments Co.	26,853
522	State Street Corp.	45,988
189	Stifel Financial Corp.	16,195
25	T. Rowe Price Group, Inc.	2,214
		500,310
	Chemicals — 0.7%
27	Air Products & Chemicals, Inc.	7,319
158	Celanese Corp.	7,033
518	Corteva, Inc.	32,111
40	DuPont de Nemours, Inc.	2,640
54	Ecolab, Inc.	13,577
141	HB Fuller Co.	7,620
102	Innospec, Inc.	9,127
46	Linde PLC	20,848
120	Minerals Technologies, Inc.	6,191
16	Sherwin-Williams Co.	5,647
161	Stepan Co.	8,140
		120,253
	Commercial Services & Supplies — 0.2%
72	MSA Safety, Inc.	11,334

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
155	RB Global, Inc.	$15,608
21	Waste Management, Inc.	4,901
		31,843
	Communications Equipment — 0.1%
40	Arista Networks, Inc.(a)	3,291
131	Ciena Corp.(a)	8,798
48	F5, Inc.(a)	12,707
		24,796
	Construction & Engineering — 0.3%
126	AECOM	12,430
33	Comfort Systems USA, Inc.	13,119
35	EMCOR Group, Inc.	14,025
22	Quanta Services, Inc.	6,439
		46,013
	Construction Materials — 0.1%
17	Martin Marietta Materials, Inc.	8,908
43	Vulcan Materials Co.	11,280
		20,188
	Consumer Finance — 0.6%
1,611	Ally Financial, Inc.	52,615
31	American Express Co.	8,259
286	Capital One Financial Corp.	51,554
		112,428
	Consumer Staples Distribution & Retail — 0.6%
142	BJ's Wholesale Club Holdings, Inc.(a)	16,694
33	Casey's General Stores, Inc.	15,265
15	Costco Wholesale Corp.	14,918
301	Kroger Co.	21,735
103	Sprouts Farmers Market, Inc.(a)	17,613
26	Target Corp.	2,514
295	Walmart, Inc.	28,689
		117,428
	Containers & Packaging — 0.1%
147	Crown Holdings, Inc.	14,161
236	Sonoco Products Co.	9,676
		23,837
	Distributors — 0.1%
192	Genuine Parts Co.	22,570
	Diversified Consumer Services — 0.2%
24	Duolingo, Inc.(a)	9,348
65	Grand Canyon Education, Inc.(a)	11,594
175	Service Corp. International	13,982
		34,924
	Diversified REITs — 0.0%
418	American Assets Trust, Inc.	7,829
	Diversified Telecommunication Services — 0.3%
1,064	AT&T, Inc.	29,473
239	Iridium Communications, Inc.	5,767
532	Verizon Communications, Inc.	23,440
		58,680
	Electric Utilities — 0.3%
98	Alliant Energy Corp.	5,982
137	Eversource Energy	8,149
103	Exelon Corp.	4,831
239	FirstEnergy Corp.	10,248
95	IDACORP, Inc.	11,218
482	PPL Corp.	17,593
86	Xcel Energy, Inc.	6,080
		64,101
Shares	Description	Value (†)
	Electrical Equipment — 0.3%
35	Eaton Corp. PLC	$10,303
115	Emerson Electric Co.	12,088
20	GE Vernova, Inc.	7,416
215	nVent Electric PLC	11,806
79	Regal Rexnord Corp.	8,361
		49,974
	Electronic Equipment, Instruments & Components — 0.7%
110	Advanced Energy Industries, Inc.	10,715
86	Amphenol Corp., Class A	6,618
233	Avnet, Inc.	10,949
181	Cognex Corp.	4,941
124	Coherent Corp.(a)	7,976
25	Fabrinet(a)	5,127
320	Flex Ltd.(a)	10,989
583	Knowles Corp.(a)	9,176
37	Littelfuse, Inc.	6,745
280	TE Connectivity PLC	40,986
13	Teledyne Technologies, Inc.(a)	6,058
12	Zebra Technologies Corp., Class A(a)	3,004
		123,284
	Energy Equipment & Services — 0.1%
478	ChampionX Corp.	11,534
661	NOV, Inc.	7,674
149	Schlumberger NV	4,955
		24,163
	Entertainment — 1.4%
28	Electronic Arts, Inc.	4,063
44	Live Nation Entertainment, Inc.(a)	5,828
137	Netflix, Inc.(a)	155,046
26	Take-Two Interactive Software, Inc.(a)	6,066
662	Walt Disney Co.	60,209
2,920	Warner Bros. Discovery, Inc.(a)	25,316
		256,528
	Financial Services — 1.6%
263	Block, Inc.(a)	15,378
713	Corebridge Financial, Inc.	21,126
372	Equitable Holdings, Inc.	18,395
169	Fiserv, Inc.(a)	31,192
376	Global Payments, Inc.	28,693
20	Jack Henry & Associates, Inc.	3,469
20	Mastercard, Inc., Class A	10,961
774	MGIC Investment Corp.	19,280
295	PayPal Holdings, Inc.(a)	19,423
338	Visa, Inc., Class A	116,779
166	Voya Financial, Inc.	9,827
49	WEX, Inc.(a)	6,388
		300,911
	Food Products — 0.4%
1,584	B&G Foods, Inc.	10,914
285	General Mills, Inc.	16,171
28	Hershey Co.	4,681
95	Ingredion, Inc.	12,618
83	Kellanova	6,870
370	Kraft Heinz Co.	10,767
80	McCormick & Co., Inc.	6,133
215	Mondelez International, Inc., Class A	14,648
		82,802
	Gas Utilities — 0.2%
70	Atmos Energy Corp.	11,244

Shares	Description	Value (†)
	Gas Utilities — continued
263	New Jersey Resources Corp.	$12,871
165	ONE Gas, Inc.	12,954
		37,069
	Ground Transportation — 0.3%
287	CSX Corp.	8,056
18	Norfolk Southern Corp.	4,033
70	Ryder System, Inc.	9,637
21	Saia, Inc.(a)	5,124
57	Uber Technologies, Inc.(a)	4,617
56	Union Pacific Corp.	12,077
84	XPO, Inc.(a)	8,914
		52,458
	Health Care Equipment & Supplies — 0.9%
11	Align Technology, Inc.(a)	1,906
593	Baxter International, Inc.	18,484
51	Becton Dickinson & Co.	10,562
49	Edwards Lifesciences Corp.(a)	3,699
460	GE HealthCare Technologies, Inc.	32,352
65	Glaukos Corp.(a)	6,126
80	Hologic, Inc.(a)	4,656
78	Intuitive Surgical, Inc.(a)	40,232
117	Merit Medical Systems, Inc.(a)	11,051
38	Penumbra, Inc.(a)	11,128
16	ResMed, Inc.	3,786
33	STERIS PLC	7,416
48	Stryker Corp.	17,948
36	Zimmer Biomet Holdings, Inc.	3,710
		173,056
	Health Care Providers & Services — 1.3%
65	Cardinal Health, Inc.	9,184
863	Centene Corp.(a)	51,650
24	Chemed Corp.	13,956
40	Cigna Group	13,602
352	CVS Health Corp.	23,482
122	Elevance Health, Inc.	51,311
14	HCA Healthcare, Inc.	4,831
90	HealthEquity, Inc.(a)	7,715
9	Humana, Inc.	2,360
19	Labcorp Holdings, Inc.	4,579
14	McKesson Corp.	9,979
415	Option Care Health, Inc.(a)	13,409
72	UnitedHealth Group, Inc.	29,624
		235,682
	Health Care REITs — 0.1%
136	Welltower, Inc.	20,752
	Health Care Technology — 0.5%
1,006	Doximity, Inc., Class A(a)	57,221
171	Veeva Systems, Inc., Class A(a)	39,961
		97,182
	Hotel & Resort REITs — 0.0%
145	Host Hotels & Resorts, Inc.	2,047
	Hotels, Restaurants & Leisure — 1.1%
377	Airbnb, Inc., Class A(a)	45,964
285	Aramark	9,527
2	Booking Holdings, Inc.	10,198
117	Chipotle Mexican Grill, Inc.(a)	5,911
31	DoorDash, Inc., Class A(a)	5,980
107	Marriott Vacations Worldwide Corp.	5,865
71	McDonald's Corp.	22,695
456	Starbucks Corp.	36,503
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
238	Travel & Leisure Co.	$10,455
31	Wingstop, Inc.	8,181
368	Yum China Holdings, Inc.	15,938
116	Yum! Brands, Inc.	17,451
		194,668
	Household Durables — 0.3%
236	KB Home	12,751
143	Meritage Homes Corp.	9,744
239	Taylor Morrison Home Corp.(a)	13,707
121	Toll Brothers, Inc.	12,205
		48,407
	Household Products — 0.4%
128	Church & Dwight Co., Inc.	12,715
51	Colgate-Palmolive Co.	4,702
343	Energizer Holdings, Inc.	9,275
290	Procter & Gamble Co.	47,145
		73,837
	Independent Power & Renewable Electricity Producers — 0.1%
298	AES Corp.	2,980
275	Clearway Energy, Inc., Class A	7,521
		10,501
	Industrial Conglomerates — 0.1%
35	3M Co.	4,862
42	Honeywell International, Inc.	8,841
		13,703
	Industrial REITs — 0.1%
65	Prologis, Inc.	6,643
328	Rexford Industrial Realty, Inc.	10,857
		17,500
	Insurance — 1.5%
28	Allstate Corp.	5,555
603	American International Group, Inc.	49,157
59	Arch Capital Group Ltd.	5,350
55	Arthur J Gallagher & Co.	17,638
179	Assured Guaranty Ltd.	15,704
29	Chubb Ltd.	8,296
170	First American Financial Corp.	10,338
101	Hanover Insurance Group, Inc.	16,776
96	Hartford Insurance Group, Inc.	11,776
42	Marsh & McLennan Cos., Inc.	9,470
45	Prudential Financial, Inc.	4,622
200	Reinsurance Group of America, Inc.	37,462
145	Selective Insurance Group, Inc.	12,648
48	Travelers Cos., Inc.	12,678
165	Willis Towers Watson PLC	50,787
		268,257
	Interactive Media & Services — 2.1%
584	Alphabet, Inc., Class A	92,739
876	Alphabet, Inc., Class C	140,940
253	Meta Platforms, Inc., Class A	138,897
277	Yelp, Inc.(a)	9,717
		382,293
	IT Services — 0.5%
56	Accenture PLC, Class A	16,753
134	Cognizant Technology Solutions Corp., Class A	9,858
39	International Business Machines Corp.	9,431
259	Kyndryl Holdings, Inc.(a)	8,397
433	Shopify, Inc., Class A(a)	41,135
		85,574

Shares	Description	Value (†)
	Leisure Products — 0.0%
515	Mattel, Inc.(a)	$8,183
	Life Sciences Tools & Services — 0.5%
29	Agilent Technologies, Inc.	3,120
664	Avantor, Inc.(a)	8,625
31	Bio-Techne Corp.	1,561
13	Charles River Laboratories International, Inc.(a)	1,542
42	Danaher Corp.	8,372
264	Illumina, Inc.(a)	20,487
274	IQVIA Holdings, Inc.(a)	42,489
52	Repligen Corp.(a)	7,176
7	West Pharmaceutical Services, Inc.	1,479
		94,851
	Machinery — 0.9%
72	AGCO Corp.	6,108
153	Deere & Co.	70,925
56	Dover Corp.	9,556
79	Fortive Corp.	5,506
231	Graco, Inc.	18,852
19	Illinois Tool Works, Inc.	4,558
162	ITT, Inc.	22,197
97	Oshkosh Corp.	8,125
90	SPX Technologies, Inc.(a)	12,074
156	Terex Corp.	5,491
105	Toro Co.	7,169
		170,561
	Media — 0.7%
121	Charter Communications, Inc., Class A(a)	47,415
1,076	Comcast Corp., Class A	36,799
249	Fox Corp., Class B	11,514
285	Interpublic Group of Cos., Inc.	7,159
185	Liberty Broadband Corp., Class C(a)	16,722
121	Omnicom Group, Inc.	9,216
		128,825
	Metals & Mining — 0.3%
212	Alcoa Corp.	5,200
56	Carpenter Technology Corp.	10,954
64	Freeport-McMoRan, Inc.	2,306
93	Newmont Corp.	4,899
51	Reliance, Inc.	14,700
201	U.S. Steel Corp.	8,786
		46,845
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
803	Annaly Capital Management, Inc.	15,739
	Multi-Utilities — 0.1%
107	Consolidated Edison, Inc.	12,064
40	DTE Energy Co.	5,480
27	WEC Energy Group, Inc.	2,957
		20,501
	Office REITs — 0.3%
579	COPT Defense Properties	15,118
555	Easterly Government Properties, Inc.	11,194
492	Highwoods Properties, Inc.	13,993
259	Kilroy Realty Corp.	8,161
		48,466
	Oil, Gas & Consumable Fuels — 1.9%
290	Antero Resources Corp.(a)	10,101
1,318	APA Corp.	20,482
171	Chevron Corp.	23,266
261	CNX Resources Corp.(a)	7,681
678	ConocoPhillips	60,423
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
136	Devon Energy Corp.	$4,136
21	Diamondback Energy, Inc.	2,772
319	EOG Resources, Inc.	35,195
383	Exxon Mobil Corp.	40,456
33	Hess Corp.	4,259
502	Kinder Morgan, Inc.	13,203
231	Marathon Petroleum Corp.	31,742
90	ONEOK, Inc.	7,394
255	Ovintiv, Inc.	8,563
550	Phillips 66	57,233
281	Range Resources Corp.	9,534
34	Valero Energy Corp.	3,947
179	Williams Cos., Inc.	10,484
		350,871
	Passenger Airlines — 0.3%
838	American Airlines Group, Inc.(a)	8,338
920	Delta Air Lines, Inc.	38,300
		46,638
	Personal Care Products — 0.2%
40	Estee Lauder Cos., Inc., Class A	2,399
1,382	Kenvue, Inc.	32,615
		35,014
	Pharmaceuticals — 1.3%
233	Bristol-Myers Squibb Co.	11,697
26	Eli Lilly & Co.	23,373
71	Jazz Pharmaceuticals PLC(a)	8,304
274	Johnson & Johnson	42,829
775	Merck & Co., Inc.	66,030
139	Novartis AG, ADR	15,775
449	Novo Nordisk AS, ADR	29,836
567	Pfizer, Inc.	13,840
420	Roche Holding AG, ADR	17,123
65	Zoetis, Inc.	10,166
		238,973
	Professional Services — 0.5%
19	Automatic Data Processing, Inc.	5,711
182	Equifax, Inc.	47,344
158	Exponent, Inc.	12,432
132	Korn Ferry	8,144
45	Leidos Holdings, Inc.	6,623
24	Paychex, Inc.	3,531
53	Paylocity Holding Corp.(a)	10,181
		93,966
	Real Estate Management & Development — 0.3%
282	CBRE Group, Inc., Class A(a)	34,455
31	CoStar Group, Inc.(a)	2,299
66	Jones Lang LaSalle, Inc.(a)	15,009
		51,763
	Residential REITs — 0.0%
32	AvalonBay Communities, Inc.	6,719
	Retail REITs — 0.1%
970	Brixmor Property Group, Inc.	24,163
	Semiconductors & Semiconductor Equipment — 2.5%
138	Advanced Micro Devices, Inc.(a)	13,434
72	Analog Devices, Inc.	14,034
59	Applied Materials, Inc.	8,892
354	ARM Holdings PLC, ADR(a)	40,374
143	Broadcom, Inc.	27,523
245	Entegris, Inc.	19,384
379	Intel Corp.	7,618

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
68	Lam Research Corp.	$4,874
142	Lattice Semiconductor Corp.(a)	6,948
39	Microchip Technology, Inc.	1,797
103	Micron Technology, Inc.	7,926
144	MKS Instruments, Inc.	10,100
2,156	NVIDIA Corp.	234,832
33	ON Semiconductor Corp.(a)	1,310
54	Onto Innovation, Inc.(a)	6,586
243	QUALCOMM, Inc.	36,076
52	Silicon Laboratories, Inc.(a)	5,292
82	Texas Instruments, Inc.	13,124
		460,124
	Software — 3.3%
29	Adobe, Inc.(a)	10,874
12	ANSYS, Inc.(a)	3,863
217	Autodesk, Inc.(a)	59,512
30	Cadence Design Systems, Inc.(a)	8,932
148	Docusign, Inc.(a)	12,099
276	Dynatrace, Inc.(a)	12,964
112	Guidewire Software, Inc.(a)	22,934
11	Intuit, Inc.	6,902
62	Manhattan Associates, Inc.(a)	10,998
531	Microsoft Corp.	209,883
647	Oracle Corp.	91,046
32	Palo Alto Networks, Inc.(a)	5,982
33	PTC, Inc.(a)	5,114
54	Qualys, Inc.(a)	6,788
32	Roper Technologies, Inc.	17,923
231	Salesforce, Inc.	62,072
14	ServiceNow, Inc.(a)	13,370
46	SPS Commerce, Inc.(a)	6,602
13	Synopsys, Inc.(a)	5,967
14	Tyler Technologies, Inc.(a)	7,606
138	Workday, Inc., Class A(a)	33,810
		615,241
	Specialized REITs — 0.1%
25	American Tower Corp.	5,635
31	Crown Castle, Inc.	3,279
19	Digital Realty Trust, Inc.	3,050
6	Equinix, Inc.	5,165
		17,129
	Specialty Retail — 0.6%
32	Asbury Automotive Group, Inc.(a)	6,980
56	Burlington Stores, Inc.(a)	12,602
50	Dick's Sporting Goods, Inc.	9,387
99	Floor & Decor Holdings, Inc., Class A(a)	7,073
248	GameStop Corp., Class A(a)	6,909
65	Home Depot, Inc.	23,432
30	Lithia Motors, Inc.	8,783
39	Lowe's Cos., Inc.	8,719
5	O'Reilly Automotive, Inc.(a)	7,076
35	Ross Stores, Inc.	4,865
162	TJX Cos., Inc.	20,846
		116,672
	Technology Hardware, Storage & Peripherals — 1.0%
827	Apple, Inc.	175,738
179	Hewlett Packard Enterprise Co.	2,903
109	HP, Inc.	2,787
44	NetApp, Inc.	3,949
		185,377
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.3%
60	Crocs, Inc.(a)	$5,785
6	Lululemon Athletica, Inc.(a)	1,625
589	NIKE, Inc., Class B	33,220
92	PVH Corp.	6,346
22	Ralph Lauren Corp.	4,949
1,374	Under Armour, Inc., Class A(a)	7,859
326	VF Corp.	3,873
		63,657
	Trading Companies & Distributors — 0.2%
226	Core & Main, Inc., Class A(a)	11,906
35	Watsco, Inc.	16,094
		28,000
	Water Utilities — 0.2%
322	American States Water Co.	26,118
24	American Water Works Co., Inc.	3,528
		29,646
	Wireless Telecommunication Services — 0.1%
306	Telephone & Data Systems, Inc.	11,472
	Total Common Stocks (Identified Cost $7,739,394)	8,301,878

Principal Amount
Bonds and Notes — 13.8%
	Apartment REITs — 0.1%
$15,000	Essex Portfolio LP, 3.000%, 1/15/2030	13,873
	Automotive — 0.4%
24,000	Cummins, Inc., 5.150%, 2/20/2034	24,349
22,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	21,796
8,000	Lear Corp., 4.250%, 5/15/2029	7,784
16,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	14,461
		68,390
	Banking — 1.4%
15,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	14,502
29,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	25,495
28,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	27,073
21,000	Citigroup, Inc., 4.600%, 3/09/2026	20,991
20,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	19,985
14,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	14,025
25,000	KeyCorp, MTN, 2.550%, 10/01/2029	22,678
18,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	19,363
14,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	13,693
13,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	12,551
11,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	10,917
25,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	24,491
24,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,016
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	13,791
		263,571

Principal Amount	Description	Value (†)
	Brokerage — 0.2%
$25,000	BlackRock, Inc., 2.400%, 4/30/2030	$22,880
25,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	16,109
		38,989
	Building Materials — 0.2%
15,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	13,868
25,000	Owens Corning, 3.950%, 8/15/2029	24,333
		38,201
	Chemicals — 0.2%
29,000	Ecolab, Inc., 2.125%, 2/01/2032	24,731
8,000	LYB International Finance BV, 5.250%, 7/15/2043	6,949
		31,680
	Consumer Products — 0.2%
27,000	Kenvue, Inc., 5.050%, 3/22/2053	25,064
11,000	Procter & Gamble Co., 3.000%, 3/25/2030	10,502
		35,566
	Diversified Manufacturing — 0.2%
25,000	Eaton Corp., 4.150%, 3/15/2033	24,011
13,000	Emerson Electric Co., 2.000%, 12/21/2028	12,055
		36,066
	Electric — 0.6%
16,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	15,065
27,000	Entergy Corp., 0.900%, 9/15/2025	26,617
15,000	Exelon Corp., 4.050%, 4/15/2030	14,604
26,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	23,148
9,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	8,730
6,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,364
21,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	20,790
		113,318
	Environmental — 0.1%
17,000	Republic Services, Inc., 1.450%, 2/15/2031	14,304
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,197
		16,501
	Finance Companies — 0.2%
13,000	ARES Capital Corp., 3.250%, 7/15/2025	12,958
17,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	16,065
		29,023
	Food & Beverage — 0.6%
14,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	12,532
27,000	Coca-Cola Co., 1.450%, 6/01/2027	25,702
23,000	Kellanova, 4.300%, 5/15/2028	23,055
16,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	14,988
14,000	Mondelez International, Inc., 2.750%, 4/13/2030	12,871
25,000	PepsiCo, Inc., 2.750%, 3/19/2030	23,369
		112,517
	Government Owned - No Guarantee — 0.3%
20,000	Equinor ASA, 3.625%, 4/06/2040	16,288
37,000	Federal National Mortgage Association, 6.625%, 11/15/2030	42,010
		58,298
	Health Care REITs — 0.2%
26,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	25,737
15,000	Welltower OP LLC, 2.800%, 6/01/2031	13,504
		39,241
Principal Amount	Description	Value (†)
	Health Insurance — 0.2%
$22,000	Elevance Health, Inc., 4.101%, 3/01/2028	$21,874
17,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,717
		39,591
	Healthcare — 0.2%
12,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	11,970
5,000	CVS Health Corp., 4.300%, 3/25/2028	4,962
12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	11,792
14,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	12,959
		41,683
	Home Construction — 0.1%
21,000	NVR, Inc., 3.000%, 5/15/2030	19,331
	Integrated Energy — 0.1%
16,000	Shell International Finance BV, 6.375%, 12/15/2038	17,564
	Life Insurance — 0.3%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,298
19,000	Manulife Financial Corp., 3.703%, 3/16/2032	17,714
14,000	MetLife, Inc., 5.375%, 7/15/2033	14,431
15,000	Prudential Financial, Inc., 3.935%, 12/07/2049	11,273
		49,716
	Media Entertainment — 0.2%
13,000	Netflix, Inc., 3.625%, 6/15/2025(b)	12,973
22,000	Netflix, Inc., 4.900%, 8/15/2034	22,185
		35,158
	Metals & Mining — 0.1%
16,000	Nucor Corp., 3.125%, 4/01/2032	14,355
	Midstream — 0.1%
18,000	Enbridge, Inc., 5.625%, 4/05/2034	18,209
	Mortgage Related — 3.7%
29,441	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	23,378
10,113	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	8,427
13,346	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	11,081
11,327	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	9,411
28,122	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	23,365
11,639	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	10,129
23,103	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	20,075
12,637	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	10,979
18,716	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	16,260
20,749	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	18,019
37,940	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	34,296
22,755	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	20,567
3,375	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	3,152
861	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	803
7,288	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	6,977
19,284	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	18,904
2,751	Federal National Mortgage Association, 2.000%, 9/01/2050	2,202
40,873	Federal National Mortgage Association, 2.000%, 8/01/2051	32,575
9,657	Federal National Mortgage Association, 2.000%, 10/01/2051	7,672
8,148	Federal National Mortgage Association, 2.000%, 11/01/2051	6,482
33,817	Federal National Mortgage Association, 2.000%, 3/01/2052	26,863
2,345	Federal National Mortgage Association, 2.500%, 8/01/2050	1,961
14,946	Federal National Mortgage Association, 2.500%, 2/01/2051	12,437

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$14,582	Federal National Mortgage Association, 2.500%, 8/01/2051	$12,143
8,945	Federal National Mortgage Association, 2.500%, 9/01/2051	7,451
30,897	Federal National Mortgage Association, 2.500%, 4/01/2052	25,671
29,862	Federal National Mortgage Association, 2.500%, 5/01/2052	24,811
1,252	Federal National Mortgage Association, 3.000%, 4/01/2034	1,215
463	Federal National Mortgage Association, 3.000%, 7/01/2034	446
1,274	Federal National Mortgage Association, 3.000%, 6/01/2049	1,120
4,169	Federal National Mortgage Association, 3.000%, 12/01/2049	3,645
18,363	Federal National Mortgage Association, 3.000%, 5/01/2051	15,990
18,039	Federal National Mortgage Association, 3.000%, 4/01/2052	15,695
17,326	Federal National Mortgage Association, 3.000%, 7/01/2052	15,044
3,198	Federal National Mortgage Association, 3.500%, 6/01/2049	2,911
1,375	Federal National Mortgage Association, 3.500%, 8/01/2049	1,250
36,803	Federal National Mortgage Association, 3.500%, 5/01/2052	33,271
188	Federal National Mortgage Association, 4.000%, 2/01/2049	176
307	Federal National Mortgage Association, 4.000%, 6/01/2049	289
655	Federal National Mortgage Association, 4.000%, 3/01/2050	616
6,794	Federal National Mortgage Association, 4.000%, 8/01/2052	6,343
21,202	Federal National Mortgage Association, 4.000%, 9/01/2052	19,795
22,663	Federal National Mortgage Association, 4.000%, 5/01/2053	21,140
1,004	Federal National Mortgage Association, 4.500%, 5/01/2049	975
10,540	Federal National Mortgage Association, 4.500%, 2/01/2053	10,099
5,313	Federal National Mortgage Association, 4.500%, 4/01/2053	5,090
22,855	Federal National Mortgage Association, 4.500%, 8/01/2053	21,867
788	Government National Mortgage Association, 3.000%, 4/20/2052	698
24,121	Government National Mortgage Association, 3.000%, 6/20/2052	21,358
11,918	Government National Mortgage Association, 4.000%, 8/20/2053	11,131
13,449	Government National Mortgage Association, 5.000%, 7/20/2053	13,214
53,635	Government National Mortgage Association, 5.500%, 4/20/2053	53,782
		673,251
	Office REITs — 0.1%
12,000	Boston Properties LP, 2.750%, 10/01/2026	11,634
Principal Amount	Description	Value (†)
	Oil Field Services — 0.1%
$15,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$14,688
12,000	Schlumberger Investment SA, 4.850%, 5/15/2033	11,538
		26,226
	Other REITs — 0.1%
17,000	Prologis LP, 1.250%, 10/15/2030	14,431
	Pharmaceuticals — 0.4%
29,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	25,715
13,000	Biogen, Inc., 2.250%, 5/01/2030	11,561
14,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	13,546
12,000	Merck & Co., Inc., 1.450%, 6/24/2030	10,428
10,000	Viatris, Inc., 3.850%, 6/22/2040	7,013
		68,263
	Property & Casualty Insurance — 0.1%
8,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	7,355
16,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	14,227
		21,582
	Railroads — 0.2%
23,000	CSX Corp., 2.600%, 11/01/2026	22,421
39,000	Union Pacific Corp., 2.950%, 3/10/2052	24,639
		47,060
	Restaurants — 0.1%
24,000	Starbucks Corp., 2.250%, 3/12/2030	21,540
	Retail REITs — 0.1%
9,000	Realty Income Corp., 2.700%, 2/15/2032	7,778
8,000	Realty Income Corp., 3.400%, 1/15/2028	7,804
		15,582
	Retailers — 0.4%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,209
31,000	Home Depot, Inc., 1.375%, 3/15/2031	26,033
29,000	TJX Cos., Inc., 1.150%, 5/15/2028	26,629
11,000	Walmart, Inc., 4.100%, 4/15/2033	10,729
		70,600
	Technology — 0.8%
21,000	Adobe, Inc., 2.300%, 2/01/2030	19,326
12,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	11,493
14,000	Intel Corp., 2.450%, 11/15/2029	12,608
24,000	International Business Machines Corp., 4.000%, 6/20/2042	19,569
14,000	NVIDIA Corp., 2.850%, 4/01/2030	13,231
20,000	Oracle Corp., 2.950%, 5/15/2025	19,986
22,000	QUALCOMM, Inc., 1.650%, 5/20/2032	18,048
9,000	QUALCOMM, Inc., 4.500%, 5/20/2052	7,452
21,000	Salesforce, Inc., 1.500%, 7/15/2028	19,442
14,000	Texas Instruments, Inc., 4.900%, 3/14/2033	14,179
		155,334
	Treasuries — 1.2%
39,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	18,971
26,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	19,039
23,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	16,045
37,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	27,523
33,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	24,771
37,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	27,537
19,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	17,594
31,000	U.S. Treasury Notes, 0.375%, 11/30/2025	30,339
38,000	U.S. Treasury Notes, 3.125%, 8/31/2027	37,602
		219,421
	Utility Other — 0.0%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,998

Principal Amount	Description	Value (†)
	Wireless — 0.1%
$21,000	Vodafone Group PLC, 6.150%, 2/27/2037	$22,205
	Wirelines — 0.2%
12,000	AT&T, Inc., 3.650%, 6/01/2051	8,396
31,000	Verizon Communications, Inc., 2.650%, 11/20/2040	21,792
		30,188
	Total Bonds and Notes (Identified Cost $2,656,177)	2,538,156

Shares
Exchange-Traded Funds — 6.2%
13,418	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,059,305)	1,136,236

Mutual Funds — 9.9%
44,201	WCM Focused Emerging Markets Fund, Institutional Class	662,134
48,814	WCM Focused International Growth Fund, Institutional Class	1,172,011
	Total Mutual Funds (Identified Cost $1,988,321)	1,834,145

Affiliated Mutual Funds — 22.5%
87,309	Loomis Sayles Inflation Protected Securities Fund, Class N	852,137
86,498	Loomis Sayles Limited Term Government and Agency Fund, Class N	946,285
136,049	Mirova Global Green Bond Fund, Class N	1,182,262
90,066	Mirova International Megatrends Fund, Class N	1,170,855
	Total Affiliated Mutual Funds (Identified Cost $4,447,346)	4,151,539

Principal Amount	Description	Value (†)
Short-Term Investments — 2.4%
$445,068	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $445,099 on 5/01/2025 collateralized by $21,000 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $27,984; $417,700 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $426,310 including accrued interest(c) (Identified Cost $445,068)	$445,068
	Total Investments — 99.9% (Identified Cost $18,335,611)	18,407,022
	Other assets less liabilities — 0.1%	9,450
	Net Assets — 100.0%	$18,416,472

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2035 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $38,159 or
0.2% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$950,278	$20,301	$135,644	$2,163	$15,039	$852,137	87,309	$7,817
Loomis Sayles Limited Term Government and Agency Fund, Class N	1,058,677	14,641	141,144	1,774	12,337	946,285	86,498	9,503

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$1,321,858	$3,768	$155,536	$3,115	$9,057	$1,182,262	136,049	$ —
Mirova International Megatrends Fund, Class N	1,265,780	31,962	177,785	16,389	34,509	1,170,855	90,066	—
	$4,596,593	$70,672	$610,109	$23,441	$70,942	$4,151,539	399,922	$17,320

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,301,878	$ —	$ —	$8,301,878
Bonds and Notes(a)	—	2,538,156	—	2,538,156
Exchange-Traded Funds	1,136,236	—	—	1,136,236
Mutual Funds	1,834,145	—	—	1,834,145
Affiliated Mutual Funds	4,151,539	—	—	4,151,539
Short-Term Investments	—	445,068	—	445,068
Total Investments	$15,423,798	$2,983,224	$—	$18,407,022

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	67.6%
Fixed Income	29.9
Short-Term Investments	2.4
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%